CONVERTIBLE BONDS PAYABLE (Details Narrative) - USD ($)			1 Months Ended
	Oct. 15, 2020	Jul. 08, 2020	Dec. 31, 2020	Dec. 22, 2020	Nov. 30, 2020	Oct. 30, 2020
Shares purchased description		Each Buyer shall pay approximately $858.37 for each $1,000 of principal amount of Notes and related Warrants to be purchased by such Buyer at the Closing.
Warrant issued			784,000
Warrant exercise price			$ 1.25
Alto Opportunity Master Fund
Stock issued during the period		12,356,061
Segregated Master Portfolio
Stock issued during the period		12,356,061
Hudson Bay Master Fund
Stock issued during the period		12,356,061
Buyers [Member]
Shares issued during the period exchange of note, value	$ 271,833		$ 1,087,333	$ 135,917	$ 407,750	$ 271,833
Shares issued during the period exchange of note, shares	382,058		1,605,396	184,545	602,025	388,556